John L. Reizian, Esquire

Assistant Vice President and Associate General Counsel

Lincoln Life & Annuity Company of New York

350 Church Street

Hartford, Connecticut 06103-1106

Telephone: (860) 466-1539

Facsimile:  (860) 466-2550

John.Reizian@LFG.com

VIA EDGAR

November 5, 2010

U.S. Securities and Exchange Commission

100 F Street, N. E.

Washington, DC 20549-0506

Re:	LLANY Separate Account M for Flexible Premium Variable Life
Lincoln Life & Annuity Company of New York (“LLANY”)
File No. 811-08559; CIK: 0001051629
Initial Registration Statement, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR an Initial Registration Statement on Form N-6 for a variable life insurance product.  The marketing name for this product is “Lincoln VULONE 2010.”

Pursuant to Securities Act Release No. 33-6510, we request selective review of this registration statement.  Selective review is appropriate inasmuch as this product is most similar to the Lincoln VUL(ONE) 2007 (File No. 333-148917; 811-85529) issued by Lincoln Life & Annuity Company of New York.  The only differences between these two products and their prospectuses are with respect to the following:

•                  the pricing of the insurance elements of the product; and

•                  the provision to the policy owner, at time of purchase, the option to choose between two death benefit tax qualification tests, the Guideline Premium Test or a the Cash Value Accumulation Test, as they are defined in the Internal Revenue Code. (Please note that the language added to provide a Cash Value Accumulation Test has been previously reviewed and made effective in the Lincoln VUL(ONE) 2007 (File No.: 333-139960).

A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer showing any variances when compared with Lincoln VUL(ONE) 2007 issued by Lincoln Life & Annuity Company of New York

Please contact me at (860) 466-1539, with any questions or comments you may have with regard to this filing.  I am representing LLANY in these matters. Thank you in advance for your time and assistance regarding this filing.

Sincerely,

/s/ John L. Reizian

John L. Reizian

Assistant Vice President and Associate General Counsel